PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 13 – PROPERTY, PLANT AND EQUIPMENT

A summary of property and equipment is as follows:

	All amounts in USD
	As of
	Dec 31, 2011	March 31, 2011
Plant and machinery	$9,192,169	$3,335,065
Vehicles	521,400	479,478
Building	297,687	351,147
Computer and other equipment	218,732	213,178
Office equipment	196,610	167,567
Land	11,226	10,870
Furniture and fixtures	87,803	87,768
Capital work-in-progress	2,833,264	137,696
Total Cost	13,358,891	4,782,769
Accumulated depreciation	5,337,285	3,551,008
Total, net	$8,021,606	$1,231,761

Depreciation expense for the nine months period ended December 31, 2011 and December 31, 2010 amounts to $169,225 and $659,002, respectively.

NOTE 14 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	As of March 31,
	2011	2010

Land	$10,870	$10,870
Buildings	351,147	172,935
Plant and machinery	3,335,065	3,253,444
Furniture and fixtures	87,768	88,860
Computer equipment	213,178	209,012
Vehicles	479,478	478,749
Office equipment	167,563	161,680
Capital work-in-progress	137,696	136,440
	4,782,765	4,511,990
Less: Accumulated depreciation	(3,551,004)	(2,763,554)
	$1,231,761	$1,748,436

Depreciation and amortization expense for the fiscal years ended March 31, 2011 and March 31, 2010 was $785,066 and $603,153, respectively. Capital work-in-progress represents advances paid towards the acquisition of property and equipment and the cost of property and equipment not put to use before the balance sheet date.